Acquisition (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition (Textual)
Cash paid to acquisition	$ 9,206		$ 9,206	$ 1,000
Cash held in escrow	741
Total milestone-based contingent payments for 2016, 2017 and 2018	2,700
Fair value measurement of contingent liability	2,237	$ 1,234	$ 2,470
Acquisition-related costs	493
SPSI Inc [Member]
Acquisition (Textual)
Acquisition agreement consideration	$ 11,443